Document And Entity Information	May 19, 2025
Document Information [Line Items]
Entity, Registrant Name	THE SHYFT GROUP, INC.
Document, Type	8-K
Document, Period End Date	May 19, 2025
Entity, Incorporation, State or Country Code	MI
Entity, File Number	001-33582
Entity, Tax Identification Number	38-2078923
Entity, Address, Address Line One	41280 Bridge Street
Entity, Address, City or Town	Novi
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	48375
City Area Code	517
Local Phone Number	543-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	SHYF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000743238